CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ILS (₪) ₪ in Thousands	Share capital [Member]	Additional paid in capital [Member]	Measurement of the net liability in respect of defined benefit [Member]	Capital Fund [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2015	₪ 1,425	₪ 128,354	₪ (197)	₪ 247	₪ 269,883	₪ 399,712
IfrsStatementLineItems [Line Items]
Profit for the year					10,852	10,852
Measurement of the net liability in respect of defined benefit			(311)			(311)
Total comprehensive Income for the year			(311)		10,852	10,541
Dividend distribution					(19,249)	(19,249)
Balance at Dec. 31, 2016	1,425	128,354	(508)	247	261,486	391,004
IfrsStatementLineItems [Line Items]
Profit for the year					25,023	25,023
Measurement of the net liability in respect of defined benefit			(446)			(446)
Total comprehensive Income for the year			(446)		25,023	24,577
Balance at Dec. 31, 2017	1,425	128,354	(954)	247	286,509	415,581
IfrsStatementLineItems [Line Items]
Profit for the year					24,967	24,967
Measurement of the net liability in respect of defined benefit			331			331
Total comprehensive Income for the year			331		24,967	25,298
Balance at Dec. 31, 2018	₪ 1,425	₪ 128,354	₪ (623)	₪ 247	₪ 311,476	₪ 440,879